Operating (expenses) income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating expenses

	2025
	Customer support and operations	General and administrative expenses	Marketing expenses	Other expenses	Other income	Total

Infrastructure and data processing costs	(247,295)	(254,920)	-	-	-	(502,215)
Credit analysis and collection costs	(127,977)	(32,680)	-	-	-	(160,657)
Customer services	(87,384)	(5,155)	-	-	-	(92,539)
Salaries and associated benefits	(77,729)	(409,300)	(19,809)	-	-	(506,838)
Credit and prepaid card issuance costs	(44,941)	(55,621)	-	-	-	(100,562)
Share-based compensation (note 10)	(5,845)	(313,949)	(9,662)	-	-	(329,456)
Specialized services expenses	-	(102,461)	-	-	-	(102,461)
Other personnel costs	(22,988)	(70,144)	(2,243)	-	-	(95,375)
Depreciation and amortization	(37,471)	(60,497)	-	-	-	(97,968)
Branding and advertising	-	-	(271,108)	-	-	(271,108)
Taxes on financial income	-	-	-	(442,289)	-	(442,289)
Others	(130)	(115,733)	-	(65,653)	130,090	(51,426)
Total	(651,760)	(1,420,460)	(302,822)	(507,942)	130,090	(2,752,894)